Share Capital and Share Premium - Summary of Movement in the Share Capital (Details) £ in Thousands	12 Months Ended
	Dec. 31, 2018 GBP (£) shares	Dec. 31, 2017 GBP (£) shares	Dec. 31, 2016 GBP (£) shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	£ 93,420	£ 25,241	£ 29,960
Beginning balance, Shares | shares	31,811,000	24,185,000
Exercise of share options	£ 207	£ 120	£ 200
Exercise of share options, Shares | shares	415,312	30,000	83,250
Issue of share capital		£ 79,834
Issue of share capital, Shares | shares		7,596,000
IPO costs		£ (413)
Ending balance	£ 81,594	£ 93,420	£ 25,241
Ending balance, Shares | shares	32,226,000	31,811,000	24,185,000
Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	£ 1,272	£ 663	£ 659
Exercise of share options	17	1	4
Bonus issue to series B shareholders		304
Issue of share capital		304
Ending balance	1,289	1,272	663
Share Premium
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	79,236	42,770	42,574
Reduction in share premium		(42,466)
Exercise of share options	190	119	196
Bonus issue to series B shareholders		(304)
Issue of share capital		79,530
IPO costs		(413)
Ending balance	£ 79,426	£ 79,236	£ 42,770